Summary of General Terms of Stock-Based Compensation Plans for Awards Granted (Detail) (USD $)	12 Months Ended				12 Months Ended	69 Months Ended	45 Months Ended	33 Months Ended	89 Months Ended	18 Months Ended	20 Months Ended	10 Months Ended	12 Months Ended	69 Months Ended	45 Months Ended		33 Months Ended		18 Months Ended	20 Months Ended	10 Months Ended	69 Months Ended	45 Months Ended		33 Months Ended		18 Months Ended	20 Months Ended	10 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Restricted Stock Units (RSUs)	May 13, 2010 2004 Plan	May 20, 2011 2006 Plan	May 13, 2010 2007 Plan	Dec. 31, 2012 2002 Plan	May 13, 2010 2008 Plan	Dec. 31, 2011 2009 Plan	Dec. 31, 2011 2010 Plan	Dec. 31, 2012 2011 Plan	May 13, 2010 Minimum 2004 Plan	May 20, 2011 Minimum 2006 Plan	May 20, 2011 Minimum 2006 Plan Restricted Stock Units (RSUs)	May 13, 2010 Minimum 2007 Plan	May 13, 2010 Minimum 2007 Plan Restricted Stock Units (RSUs)	May 13, 2010 Minimum 2008 Plan	Dec. 31, 2011 Minimum 2009 Plan	Dec. 31, 2011 Minimum 2010 Plan	May 13, 2010 Maximum 2004 Plan	May 20, 2011 Maximum 2006 Plan	May 20, 2011 Maximum 2006 Plan Restricted Stock Units (RSUs)	May 13, 2010 Maximum 2007 Plan	May 13, 2010 Maximum 2007 Plan Restricted Stock Units (RSUs)	May 13, 2010 Maximum 2008 Plan	Dec. 31, 2011 Maximum 2009 Plan	Dec. 31, 2011 Maximum 2010 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted awards	2,070,000	1,060,000	2,565,000			7,703,185 [1]	1,197,333 [2]	3,205,217 [3]	3,000,000	1,000,000	2,500,000 [4]	1,600,000 [2]
Vesting schedule						immediately upon granting to four years	immediately upon granting to four years	immediately upon granting to four years	immediately upon granting	immediately upon granting to six years	immediately upon granting to four years	three years	-
Options' exercise price	$ 1.97	$ 2.13	$ 2.33	$ 2.36					$ 0.79
RSUs' grant date fair value					$ 3.01											$ 2.91		$ 2.47						$ 16.01		$ 15.35
Options' exercise price	$ 0.96	$ 1.06	$ 2.47											$ 0.79	$ 0.8101		$ 1.2		$ 2.47	$ 0.955	$ 0.8101	$ 2.55	$ 16.6		$ 18.17		$ 4.24	$ 2.47	$ 1.05

[1]	The granted awards, net of forfeited or canceled shares, were within reserved shares of seven million common shares.
[2]	The granted awards, net of forfeited or canceled shares, were within reserved shares of one million common shares.
[3]	The granted awards, net of forfeited or canceled shares, were within reserved shares of two million common shares.
[4]	The granted awards, net of forfeited or canceled shares, were within reserved shares of one and a half million common shares.